Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 517,770,000	$ 549,500,000
Trade accounts receivable less allowance for doubtful accounts of $508,676 in 2016 and $465,790 in 2015	3,600,093,000	3,285,196,000
Accounts receivable from related parties	238,276,000	218,285,000
Inventories	1,385,051,000	1,340,751,000
Prepaid expenses and other current assets	1,405,899,000	1,374,715,000
Total current assets	7,147,089,000	6,768,447,000
Property, plant and equipment, net	3,578,144,000	3,425,574,000
Intangible assets	831,037,000	830,489,000
Goodwill	13,152,594,000	13,032,750,000
Deferred tax asset, non-current	176,483,000	188,833,000
Equity Method Investments	689,394,000	644,709,000
Other assets	492,092,000	474,452,000
Total assets	26,066,833,000	25,365,254,000
Current liabilities:
Accounts payable	554,754,000	627,828,000
Accounts payable to related parties	236,532,000	153,023,000
Accrued expenses and other current liabilities	2,459,395,000	2,503,137,000
Short-term debt and other financial liabilities	348,863,000	109,252,000
Short-term debt from related parties	63,984,000	19,052,000
Current portion of long-term debt and capital lease obligations	678,475,000	664,335,000
Income tax payable, current	105,790,000	72,819,000
Total current liabilities	4,447,793,000	4,149,446,000
Long-term debt and capital lease obligations less current maturities	7,847,286,000	7,853,487,000
Other liabilities	490,077,000	465,625,000
Pension liabilities	612,378,000	585,328,000
Income tax payable, non-current	173,663,000	162,500,000
Deferred tax liability, non-current	599,243,000	624,500,000
Total liabilities	14,170,440,000	13,840,886,000
Noncontrolling interests subject to put provisions	1,088,272,000	1,028,368,000
Company shareholders' equity:
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 306,366,869 issued and 305,366918 outstanding	380,003,000	387,162,000
Treasury stock, at cost	(136,976,000)	(505,014,000)
Additional paid-in capital	3,073,946,000	3,470,308,000
Retained earnings	8,098,997,000	7,870,981,000
Accumulated other comprehensive (loss)	(1,226,237,000)	(1,336,295,000)
Total Company shareholders' equity	10,189,733,000	9,887,142,000
Noncontrolling interests not subject to put provisions	618,388,000	608,858,000
Total equity	10,808,121,000	10,496,000,000
Total liabilities and equity	$ 26,066,833,000	$ 25,365,254,000